Short-term Investment	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Short-term Investment
Short-term Investment
4.	Short-term Investment

In accordance with the ESA Agreement, with the written consent from Shaolin in August 2022, the Company used cash in the collateral account to invest in eligible investments. Written consent from Shaolin shall also be required in the circumstance of trading or substitution of eligible investments. The Company shall pay to Shaolin and/or the ESA Investors, at the written direction of Shaolin, an amount of cash in USD equal to the aggregate amount of interest accrued on the funds held in the collateral account in excess of US$100,000, up to a maximum of US$300,000. In the situation whereby there is a net loss in investment in the future, the Company is obligated to compensate the net loss in the collateral account.

In September 2022, the cash in the collateral account amounting to US$53,169,218 (equivalent to RMB377,490,814) was used to acquire securities issued by a financial institution in United States of America. These securities are financial products and the underlying assets are US treasury bonds. These securities are classified as Available-for-Sale securities (“AFS”) in accordance with ASC 320 because these securities are not acquired for trading purpose and they do not have maturity dates either. AFS are recorded at fair value in the consolidated balance sheets. Unrealized gains and losses on AFS are recognized in other comprehensive income, while realized gains and losses and impairment losses are recognized in consolidated statements of operations. Upon sale, gains and losses are reclassified from other comprehensive income into earnings based on specific identification of securities sold. The AFS securities are determined to be restricted because the Company is unable to trade or substitute these securities without written consent from Shaolin. On February 10, 2023, the first tranche of ESA proceeds of US$5,413,344 (equivalent to RMB36,747,941) was released from the collateral account and received by the Company while US$11,919,983 (equivalent to RMB80,917,612) was released from the collateral account and returned to Shaolin. On February 15, 2023, the Company received US$100,000 (equivalent to RMB681,773) of interest income from the collateral account. As of March 31, 2023, unrealized gain on the AFS securities of RMB700,163 were recognized in other comprehensive income, realized gains of RMB686,130 was recorded in interest income and no impairment losses are recognized.

4.Short-term Investment

In accordance with the ESA Agreement (see Note 15), with the written consent from Shaolin in August 2022, the Company used cash in the collateral account to invest in eligible investments. Written consent from Shaolin shall also be required in the circumstance of trading or substitution of eligible investments. The Company shall pay to Shaolin and/or the ESA Investors, at the written direction of Shaolin, an amount of cash in USD equal to the aggregate amount of interest accrued on the funds held in the collateral account in excess of US$100,000, up to a maximum of US$300,000. In the situation whereby there is a net loss in investment in the future, the Company is obligated to compensate the net loss in the collateral account.

In September 2022, the cash in the collateral account amounting to US$53,169,218 (equivalent to RMB377,490,814) was used to acquire securities issued by a financial institution in United States of America. These securities are financial products and the underlying assets are US treasury bonds. These securities are classified as Available-for-Sale securities (“AFS”) in accordance with ASC 320 because these securities are not acquired for trading purpose and they do not have maturity dates either. AFS are recorded at fair value in the consolidated balance sheets. Unrealized gains and losses on AFS are recognized in other comprehensive income, while realized gains and losses and impairment losses are recognized in consolidated statements of operations. Upon sale, gains and losses are reclassified from other comprehensive income into earnings based on specific identification of securities sold. The AFS securities are determined to be restricted because the Company is unable to trade or substitute these securities without written consent from Shaolin. As of December 31, 2022, unrealized losses on the AFS securities of RMB2,133,528 were recognized in other comprehensive income and no realized gains and losses and impairment losses are recognized.